Consolidated Balance Sheets (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Shareholders' equity, reverse stock split	As restated to give retroactive effect to the 1 for 25 shares reserve stock split that occurred on April 27, 2011.	As restated to give retroactive effect to the 1 for 25 shares reserve stock split that occurred on April 27, 2011.
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	34,561,145	33,391,476
Common stock, shares outstanding	34,561,145	33,391,476